GOF SA-AC
                      SUPPLEMENT TO THE CURRENTLY EFFECTIVE
                      STATEMENTS OF ADDITIONAL INFORMATION
                         OF EACH OF THE LISTED FUNDS:

         FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC. - CLASS A,B,C
                      FRANKLIN CALIFORNIA TAX-FREE TRUST
        Franklin California Insured Tax-Free Income Fund - Class A,B,C
          Franklin California Intermediate-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund
              FRANKLIN FEDERAL TAX-FREE INCOME FUND - CLASS A,B,C
                             FRANKLIN GLOBAL TRUST
             Franklin Global Aggressive Growth Fund - Class A,B,C
                   Franklin Global Growth Fund- Class A,B,C
             FRANKLIN GOLD AND PRECIOUS METALS FUND - CLASS A,B,C
                      FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Convertible Securities Fund - Class A,C
                   Franklin Equity Income Fund - Class A,B,C
            Franklin Floating Rate Daily Access Fund - Class A,B,C
          Franklin Short-Intermediate U.S. Government Securities Fund
                      FRANKLIN MUNICIPAL SECURITIES TRUST
          Franklin California High Yield Municipal Fund - Class A,B,C
                    Franklin Tennessee Municipal Bond Fund
             FRANKLIN NEW YORK TAX-FREE INCOME FUND - CLASS A,B,C
                       FRANKLIN NEW YORK TAX-FREE TRUST
          Franklin New York Insured Tax-Free Income Fund - Class A,C
           Franklin New York Intermediate-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund
              FRANKLIN REAL ESTATE SECURITIES TRUST - CLASS A,B,C
                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                            FRANKLIN STRATEGIC SERIES
                          Franklin U.S. Long-Short Fund
                            FRANKLIN TAX-FREE TRUST
               Franklin Alabama Tax-Free Income Fund - Class A,C
              Franklin Arizona Tax-Free Income Fund - Class A,B,C
              Franklin Colorado Tax-Free Income Fund - Class A,C
                        Franklin Tax-Free Trust (cont.)
             Franklin Connecticut Tax-Free Income Fund - Class A,C
            Franklin Federal Intermediate-Term Tax-Free Income Fund
                 Franklin Florida Insured Tax-Free Income Fund
              Franklin Florida Tax-Free Income Fund - Class A,B,C
               Franklin Georgia Tax-Free Income Fund - Class A,C
            Franklin High Yield Tax-Free Income Fund - Class A,B,C
              Franklin Insured Tax-Free Income Fund - Class A,B,C
                    Franklin Kentucky Tax-Free Income Fund
              Franklin Louisiana Tax-Free Income Fund - Class A,C
              Franklin Maryland Tax-Free Income Fund - Class A,C
        Franklin Massachusetts Insured Tax-Free Income Fund - Class A,C
         Franklin Michigan Insured Tax-Free Income Fund - Class A,B,C
          Franklin Minnesota Insured Tax-Free Income Fund - Class A,C
              Franklin Missouri Tax-Free Income Fund - Class A,C
            Franklin New Jersey Tax-Free Income Fund - Class A,B,C
           Franklin North Carolina Tax-Free Income Fund - Class A,C
           Franklin Ohio Insured Tax-Free Income Fund - Class A,B,C
               Franklin Oregon Tax-Free Income Fund - Class A,C
           Franklin Pennsylvania Tax-Free Income Fund - Class A,B,C
               Franklin Double Tax-Free Income Fund - Class A,C
                Franklin Texas Tax-Free Income Fund - Class A,C
              Franklin Virginia Tax-Free Income Fund - Class A,C
                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund
                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
            Templeton Foreign Smaller Companies Fund - Class A,B,C
                 Templeton Global Long-Short Fund - Class A,B
                   Templeton Pacific Growth Fund - Class A,C
                       TEMPLETON GLOBAL INVESTMENT TRUST
               Templeton International (Ex EM) Fund - Class A,C
                   Templeton Latin America Fund - Class A,C
              TEMPLETON GLOBAL OPPORTUNITIES TRUST - Class A,B,C

The Statement of Additional Information is amended as follows:

I. The first and second paragraphs under "Buying and Selling Shares - Retirement plans" are replaced with the following:

 Retirement plans. Effective January 1, 2002, (i) individual retirement accounts with investments of $1 million or more, (ii) Qualified Retirement Plans, ERISA covered 403(b)'s and certain non-qualified deferred compensation arrangements that operate in a similar manner to Qualified Retirement Plans, such as 457 plans and executive deferred compensation arrangements, with assets of $20 million or more, (iii) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of $10 million or more and (iv) ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping with assets of less than $10 million if Class R shares are not offered on a particular fund are eligible to buy Class A shares without an initial sales charge.

 Retirement plans with assets invested in one or more Franklin Templeton funds on December 31, 2001, or in contract on December 31, 2001, to add one or more Franklin Templeton funds to the plan's investment options, and sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or (iii) that agreed to invest at least $500,000 in Franklin Templeton funds over a 13 month period may continue to buy Class A shares without an initial sales charge.

 A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

 Retirement plans that are not Qualified Retirement Plans, SIMPLEs (savings incentive match plans for employees) or SEPs (employer sponsored simplified employee pension plans established under section 408(k) of the Internal Revenue
 Code) must meet the group purchase requirements described above to be able to buy Class A shares without an initial sales charge. We may enter into a special arrangement with a securities dealer, based on criteria established by the Fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.

II. The second paragraph under the section "Buying and Selling Shares - Dealer compensation" is replaced with the following:

 Distributors may pay the following commissions, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more:

 Equity funds: 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

 Fixed Income funds: 0.75% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million.

III. The third paragraph under the section "Buying and Selling Shares - Dealer compensation" is deleted.

IV. The fourth paragraph under the section "Buying and Selling Shares - Dealer compensation" is replaced with the following:

 Distributors or one of its affiliates may pay up to 1% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $50 million, plus 0.25% on sales over $50 million, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

V. The first paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" is replaced with the following:

 If you invest $1 million or more in Class A shares on or after February 1, 2002, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 18 months of purchase. For purchases made prior to February 1, 2002, a CDSC of 1% may apply to shares redeemed within 12 months of purchase. For Class C shares, a CDSC may apply if you sell your shares within 18 months of purchase.

               Please keep this supplement for future reference.

January 1, 2002